Short-term Borrowings and Current Portion of Long-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Short-term Borrowings and Current Portion of Long-term Borrowings
Schedule of short-term borrowings and current portion of long-term borrowings
	As of December 31,
	2016	2017
	RMB	RMB
Bank loans	200,000	100,000
Other borrowings	—	66,209
Current portion of long-term borrowings (Note 10)	—	11,065

	200,000	177,274